ACCOUNTS PAYABLE - Schedule of Accounts Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable [Line Items]
Accounts payable	R$ 4,879,744	R$ 5,309,621
Current	3,931,201	4,147,225
Non-current	948,543	1,162,396
Accounts payable
Accounts payable [Line Items]
Accounts payable	4,258,897	4,624,784
Accounts payable – Notes
Accounts payable [Line Items]
Accounts payable	494,293	511,389
Accounts payable – Convertible to equity
Accounts payable [Line Items]
Accounts payable	0	173,448
Lessors – GUC – Chapter 11
Accounts payable [Line Items]
Accounts payable	1,851,421	0
Breakage – GUC – Chapter 11
Accounts payable [Line Items]
Accounts payable	R$ 1,724,867	R$ 0